Acquisitions and Divestitures Blackwater (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended			3 Months Ended	9 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Apr. 15, 2013	Sep. 30, 2013 Terminals [Member]	Sep. 30, 2013 Terminals [Member]	Apr. 15, 2013 Terminals [Member]	Sep. 30, 2013 Terminals [Member]	Dec. 10, 2013 Terminals [Member] bbl
Business Acquisition [Line Items]
Million barrels of storage capacity										1,300,000
Total identifiable net assets					$ 61,930			$ 22,700
Revenue, Net	80,035	54,347	216,516	138,423		3,458			6,326
Net loss	$ (2,541)	$ (4,026)	$ (27,863)	$ (8)		$ (100)	$ (700)